Discontinued Operations (Tables)	12 Months Ended
Jan. 31, 2025
The Carrying Amount Of Assets And Liabilities Presented As Held For Sale [Abstract]
The Net Loss And Comprehensive Loss From Discontinued Operation
The net loss and comprehensive loss from discontinued operations are as follows:

	Years ended
	January 31, 2025	January 31, 2024
Revenues	$237.5	$404.0
Cost of sales	334.5	436.7
Gross loss	(97.0)	(32.7)

Operating expenses
Selling and marketing	28.3	25.3
Research and development	21.8	39.6
General and administrative	25.3	33.8
Other operating expenses	9.7	2.3
Impairment charge	183.9	116.3
Total operating expenses	269.0	217.3
Operating loss	(366.0)	(250.0)

Financing costs	0.2	1.3
Loss before income taxes	(366.2)	(251.3)
Income tax recovery	(90.5)	(64.1)
Net loss from discontinued operations	$(275.7)	$(187.2)

	Years ended
	January 31, 2025	January 31, 2024
Net loss from discontinued operations [a]	$(275.7)	$(187.2)

Net changes in unrealized gain on translation of foreign operations	7.4	6.0
Total comprehensive loss from discontinued operations [a]	$(268.3)	$(181.2)
[a]
Nil amount of net loss and comprehensive loss are attributable to non-controlling
interest.

The Carrying Amount Of Assets And Liabilities Presented As Held For Sale
As at January 31, 2025, the carrying amount of assets and liabilities presented as held for sale is as follows:

January 31, 2025

Trade and other receivables	$24.4
Inventories	110.5
Property, plant and equipment	98.5
Intangible assets	36.9
Deferred tax assets	88.1
Other assets	3.3
Assets classified as held for sale	$361.7
Trade payables and accruals	$31.8
Provisions	51.0
Lease liabilities	6.7
Deferred revenues	17.3
Other liabilities	11.4
Liabilities associated to assets classified as held for sale	$118.2
Assets net of liabilities held for sale	$243.5

Cash Flows From Discontinued Operations
The net cash flows from (used in) discontinued operations are as follows:

	Years ended
	January 31, 2025	January 31, 2024
Net cash flows used in operating activities	$(118.9)	$(180.7)
Net cash flows used in investing activities	(21.7)	(69.4)
Net cash flows from financing activities	147.8	242.3
Net cash flows from (used in) discontinued operations	$7.2	$(7.8)

The Impairment Charge Recorded During The Year Ended
The impairment charge recorded during the year-ended January 31, 2025 is allocated as follows:

Impairment as at January 31, 2025
Inventories	$108.3
Property, plant and equipment	56.7
Right of use assets	6.1
Intangible assets	12.8
Impairment on assets classified as held for sale	$183.9